STATEMENT OF INVESTMENTS
BNY Mellon Sustainable Balanced Fund

January 31, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 35.7%
Canada - .6%
Bank of Montreal, Sub. Notes	4.34	10/5/2028	15,000	15,601
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	3.10	4/2/2024	10,000	10,310
Province of Ontario, Sr. Unscd. Bonds	2.50	4/27/2026	25,000	25,711
Province of Ontario, Sr. Unscd. Notes	1.60	2/25/2031	10,000	9,583
Province of Quebec, Unscd. Bonds	0.60	7/23/2025	20,000	19,306
Rogers Communications, Gtd. Notes	2.90	11/15/2026	15,000	15,406
The Toronto-Dominion Bank, Sr. Unscd. Notes	3.25	3/11/2024	5,000	5,177
				101,094
Germany - .4%
KfW, Govt. Gtd. Bonds	0.00	4/18/2036	15,000	[a] 11,195
KfW, Govt. Gtd. Bonds	0.38	7/18/2025	10,000	9,624
KfW, Govt. Gtd. Notes	2.63	2/28/2024	25,000	25,717
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	2.00	1/13/2025	15,000	15,258
				61,794
Ireland - .0%
Shire Acquisitions Investments Ireland, Gtd. Notes	2.88	9/23/2023	10,000	10,196
Japan - .1%
Mitsubishi UFJ Financial Group, Sr. Unscd. Notes	3.78	3/2/2025	25,000	26,341
Panama - .1%
Panama, Sr. Unscd. Bonds	9.38	4/1/2029	10,000	13,922
Peru - .1%
Peru, Sr. Unscd. Bonds	2.78	1/23/2031	15,000	14,533
Poland - .1%
Poland, Sr. Unscd. Notes	3.25	4/6/2026	15,000	15,932
Supranational - .5%
Asian Development Bank, Sr. Unscd. Notes	1.50	10/18/2024	15,000	15,057
European Bank for Reconstruction & Development, Sr. Unscd. Notes	2.75	3/7/2023	10,000	10,199
European Investment Bank, Sr. Unscd. Notes	0.88	5/17/2030	10,000	9,281
European Investment Bank, Sr. Unscd. Notes	1.88	2/10/2025	10,000	10,139

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 35.7% (continued)
Supranational - .5% (continued)
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.88	7/15/2026	25,000	24,212
NXP, Gtd. Notes	2.50	5/11/2031	10,000	[b] 9,583
				78,471
United Kingdom - .3%
AstraZeneca, Sr. Unscd. Notes	6.45	9/15/2037	10,000	14,080
Vodafone Group, Sr. Unscd. Notes	4.38	5/30/2028	15,000	16,421
Vodafone Group, Sr. Unscd. Notes	5.25	5/30/2048	10,000	12,057
				42,558
United States - 33.4%
3M, Sr. Unscd. Notes	2.88	10/15/2027	15,000	15,665
AbbVie, Sr. Unscd. Notes	3.20	11/21/2029	5,000	5,156
AbbVie, Sr. Unscd. Notes	4.88	11/14/2048	5,000	6,057
Air Lease, Sr. Unscd. Notes	3.13	12/1/2030	15,000	14,674
Amazon.com, Sr. Unscd. Notes	4.05	8/22/2047	10,000	11,392
Amazon.com, Sr. Unscd. Notes	4.80	12/5/2034	10,000	12,260
American Express, Sr. Unscd. Notes	3.40	2/22/2024	25,000	25,880
American Water Capital, Sr. Unscd. Notes	2.80	5/1/2030	15,000	15,152
American Water Capital, Sr. Unscd. Notes	3.75	9/1/2047	10,000	10,508
American Water Capital, Sr. Unscd. Notes	4.15	6/1/2049	10,000	11,141
American Water Capital, Sr. Unscd. Notes	4.20	9/1/2048	15,000	16,776
Amgen, Sr. Unscd. Notes	4.56	6/15/2048	10,000	11,532
Apple, Sr. Unscd. Notes	3.25	2/23/2026	15,000	15,732
Bank of America, Sr. Unscd. Notes	2.46	10/22/2025	25,000	25,239
Bank of America, Sr. Unscd. Notes	3.95	1/23/2049	10,000	10,967
Becton Dickinson & Co., Sr. Unscd. Notes	2.82	5/20/2030	10,000	10,019
Boston Properties, Sr. Unscd. Notes	4.50	12/1/2028	15,000	16,584
Bristol-Myers Squibb, Sr. Unscd. Notes	3.88	8/15/2025	10,000	10,634
Bristol-Myers Squibb, Sr. Unscd. Notes	4.13	6/15/2039	10,000	11,268
Carrier Global, Sr. Unscd. Notes	3.58	4/5/2050	10,000	9,974
Centerpoint Energy Houston Electric, Mortgage Bonds	3.55	8/1/2042	10,000	10,523
Cigna, Gtd. Notes	4.13	11/15/2025	15,000	16,028
Cigna, Gtd. Notes	4.38	10/15/2028	15,000	16,524
Cisco Systems, Sr. Unscd. Notes	5.50	1/15/2040	5,000	6,627
Citigroup, Sr. Unscd. Notes	3.20	10/21/2026	20,000	20,743
Citigroup, Sr. Unscd. Notes	3.98	3/20/2030	10,000	10,709

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.7% (continued)
United States - 33.4% (continued)
Citigroup, Sr. Unscd. Notes	4.41	3/31/2031	15,000		16,528
Citigroup, Sub. Notes	4.75	5/18/2046	10,000		11,604
Commonwealth Edison, First Mortgage Bonds	3.00	3/1/2050	10,000		9,459
Conagra Brands, Sr. Unscd. Notes	5.30	11/1/2038	5,000		5,989
Credit Suisse USA, Gtd. Notes	7.13	7/15/2032	10,000		13,796
Crown Castle International, Sr. Unscd. Bonds	3.80	2/15/2028	10,000		10,547
CVS Health, Sr. Unscd. Notes	5.05	3/25/2048	20,000		24,546
Deere & Co., Sr. Unscd. Notes	3.90	6/9/2042	10,000		11,286
Dell International, Sr. Unscd. Notes	4.90	10/1/2026	15,000		16,475
DuPont de Nemours, Sr. Unscd. Notes	4.49	11/15/2025	10,000		10,820
Eli Lilly & Co., Sr. Unscd. Notes	2.25	5/15/2050	10,000		8,634
Federal Home Loan Bank, Bonds	2.50	2/13/2024	25,000		25,672
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K077, Cl. A2	3.85	5/25/2028	30,000	[c]	33,302
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K126, Cl. A2	2.07	1/25/2031	10,000	[c]	9,976
Federal National Mortgage Association, Notes	0.50	6/17/2025	10,000	[c]	9,696
Federal National Mortgage Association, Notes	6.63	11/15/2030	20,000	[c]	27,574
FedEx, Gtd. Notes	5.25	5/15/2050	15,000		18,686
Fiserv, Sr. Unscd. Notes	4.40	7/1/2049	10,000		11,042
General Mills, Sr. Unscd. Notes	4.20	4/17/2028	5,000		5,448
Gilead Sciences, Sr. Unscd. Notes	3.50	2/1/2025	5,000		5,221
GlaxoSmithKline Capital, Gtd. Notes	3.88	5/15/2028	15,000		16,253
HCA, Sr. Scd. Notes	5.25	6/15/2049	10,000		11,806
Hewlett Packard Enterprise, Sr. Unscd. Notes	4.45	10/2/2023	10,000		10,454
HP, Sr. Unscd. Notes	3.40	6/17/2030	10,000		10,244
Humana, Sr. Unscd. Notes	3.85	10/1/2024	10,000		10,458
Intel, Sr. Unscd. Notes	3.10	2/15/2060	10,000		9,092
Intel, Sr. Unscd. Notes	3.15	5/11/2027	10,000		10,478
Intel, Sr. Unscd. Notes	3.90	3/25/2030	10,000		10,987
Intercontinental Exchange, Gtd. Notes	3.75	12/1/2025	15,000		15,907
International Business Machines, Sr. Unscd. Notes	4.00	6/20/2042	5,000		5,446
International Business Machines, Sr. Unscd. Notes	5.88	11/29/2032	10,000		12,757

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.7% (continued)
United States - 33.4% (continued)
ITC Holdings, Sr. Unscd. Notes	3.35	11/15/2027	15,000		15,588
Johnson & Johnson, Sr. Unscd. Notes	2.63	1/15/2025	15,000		15,505
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	10,000		8,938
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	11/15/2048	10,000		10,951
JPMorgan Chase & Co., Sr. Unscd. Notes	4.45	12/5/2029	20,000		22,040
JPMorgan Chase & Co., Sub. Notes	3.88	9/10/2024	10,000		10,521
Lowe's, Sr. Unscd. Notes	4.50	4/15/2030	10,000		11,282
Lowe's, Sr. Unscd. Notes	4.65	4/15/2042	10,000		11,473
Marsh & McLennan, Sr. Unscd. Notes	4.75	3/15/2039	15,000		17,978
Mastercard, Sr. Unscd. Notes	2.00	3/3/2025	10,000		10,109
McDonald's, Sr. Unscd. Notes	3.70	2/15/2042	10,000		10,412
Merck & Co., Sr. Unscd. Notes	3.90	3/7/2039	5,000		5,566
Microsoft, Sr. Unscd. Notes	2.68	6/1/2060	5,000		4,536
Microsoft, Sr. Unscd. Notes	2.88	2/6/2024	10,000		10,293
Microsoft, Sr. Unscd. Notes	4.25	2/6/2047	10,000		12,051
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	10,000		11,671
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	20,000		22,111
Morgan Stanley, Sub. Notes	4.10	5/22/2023	15,000		15,498
Motorola Solutions, Sr. Unscd. Notes	2.75	5/24/2031	10,000		9,707
Northern Trust, Sr. Unscd. Notes	3.15	5/3/2029	20,000		21,054
Novartis Capital, Gtd. Notes	2.00	2/14/2027	10,000		9,973
Oncor Electric Delivery, First Mortgage Bonds	2.70	11/15/2051	10,000	[b]	9,135
Oncor Electric Delivery, Sr. Scd. Notes	3.10	9/15/2049	10,000		9,967
Oncor Electric Delivery, Sr. Scd. Notes	3.70	11/15/2028	15,000		16,130
Oracle, Sr. Unscd. Notes	1.65	3/25/2026	10,000		9,676
Oracle, Sr. Unscd. Notes	2.95	4/1/2030	10,000		9,814
Oracle, Sr. Unscd. Notes	4.00	11/15/2047	10,000		9,505
Parker-Hannifin, Sr. Unscd. Notes	3.25	6/14/2029	15,000		15,522
PepsiCo, Sr. Unscd. Notes	2.75	4/30/2025	15,000		15,463
Prologis, Sr. Unscd. Notes	2.25	4/15/2030	10,000		9,752
Prudential Financial, Sr. Unscd. Notes	4.35	2/25/2050	5,000		5,868
Target, Sr. Unscd. Notes	2.50	4/15/2026	15,000		15,452
Texas Instruments, Sr. Unscd. Notes	3.88	3/15/2039	10,000		11,258
The Coca-Cola Company, Sr. Unscd. Notes	3.45	3/25/2030	10,000		10,744
The Dow Chemical Company, Sr. Unscd. Notes	2.10	11/15/2030	10,000		9,477

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 35.7% (continued)
United States - 33.4% (continued)
The Goldman Sachs Group, Sr. Unscd. Notes	2.62	4/22/2032	15,000	14,545
The Goldman Sachs Group, Sr. Unscd. Notes	3.85	1/26/2027	20,000	21,112
The Home Depot, Sr. Unscd. Notes	3.50	9/15/2056	10,000	10,411
The Home Depot, Sr. Unscd. Notes	3.90	12/6/2028	10,000	10,962
The Mosaic Company, Sr. Unscd. Notes	4.25	11/15/2023	10,000	10,416
The PNC Financial Services Group, Sr. Unscd. Notes	3.45	4/23/2029	10,000	10,656
The Walt Disney Company, Gtd. Notes	2.00	9/1/2029	15,000	14,492
The Walt Disney Company, Gtd. Notes	3.80	5/13/2060	10,000	10,722
Truist Financial, Sr. Unscd. Notes	3.75	12/6/2023	10,000	10,407
TWDC Enterprises 18, Gtd. Notes	4.13	6/1/2044	10,000	11,100
Tyson Foods, Sr. Unscd. Notes	4.55	6/2/2047	10,000	11,794
U.S. Treasury Bonds	1.13	8/15/2040	12,000	10,090
U.S. Treasury Bonds	1.13	5/15/2040	10,000	8,440
U.S. Treasury Bonds	1.25	5/15/2050	12,000	9,764
U.S. Treasury Bonds	1.38	11/15/2040	25,000	21,927
U.S. Treasury Bonds	1.38	8/15/2050	15,000	12,593
U.S. Treasury Bonds	1.63	11/15/2050	15,000	13,393
U.S. Treasury Bonds	1.75	8/15/2041	11,000	10,247
U.S. Treasury Bonds	1.88	2/15/2041	5,000	4,768
U.S. Treasury Bonds	1.88	2/15/2051	13,000	12,316
U.S. Treasury Bonds	1.88	11/15/2051	10,000	9,484
U.S. Treasury Bonds	2.00	8/15/2051	14,000	13,661
U.S. Treasury Bonds	2.00	2/15/2050	22,000	21,451
U.S. Treasury Bonds	2.25	8/15/2049	9,000	9,240
U.S. Treasury Bonds	2.38	11/15/2049	10,000	10,549
U.S. Treasury Bonds	2.38	5/15/2051	10,000	10,589
U.S. Treasury Bonds	2.50	2/15/2045	10,000	10,553
U.S. Treasury Bonds	2.75	11/15/2042	5,000	5,480
U.S. Treasury Bonds	2.75	8/15/2047	28,000	31,274
U.S. Treasury Bonds	2.88	5/15/2049	13,000	15,035
U.S. Treasury Bonds	3.00	2/15/2048	30,000	35,155
U.S. Treasury Bonds	3.00	8/15/2048	3,000	3,525
U.S. Treasury Bonds	3.00	2/15/2049	17,000	20,071
U.S. Treasury Bonds	3.13	2/15/2042	30,000	34,784
U.S. Treasury Bonds	3.13	11/15/2041	18,000	20,829
U.S. Treasury Bonds	3.13	5/15/2048	32,000	38,405
U.S. Treasury Bonds	3.38	11/15/2048	5,000	6,282
U.S. Treasury Bonds	3.63	2/15/2044	10,000	12,530

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 35.7% (continued)
United States - 33.4% (continued)
U.S. Treasury Bonds	3.88	8/15/2040	11,000	13,987
U.S. Treasury Bonds	4.38	11/15/2039	7,000	9,425
U.S. Treasury Bonds	4.38	5/15/2040	28,000	37,845
U.S. Treasury Bonds	4.50	2/15/2036	5,000	6,666
U.S. Treasury Notes	0.13	5/15/2023	20,000	19,798
U.S. Treasury Notes	0.13	12/15/2023	10,000	9,813
U.S. Treasury Notes	0.13	2/15/2024	50,000	48,939
U.S. Treasury Notes	0.13	1/15/2024	10,000	9,799
U.S. Treasury Notes	0.13	9/15/2023	15,000	14,776
U.S. Treasury Notes	0.13	7/15/2023	10,000	9,874
U.S. Treasury Notes	0.13	7/31/2023	25,000	24,666
U.S. Treasury Notes	0.13	10/15/2023	25,000	24,592
U.S. Treasury Notes	0.25	6/15/2023	100,000	99,043
U.S. Treasury Notes	0.25	7/31/2025	10,000	9,587
U.S. Treasury Notes	0.25	4/15/2023	20,000	19,852
U.S. Treasury Notes	0.38	11/30/2025	10,000	9,575
U.S. Treasury Notes	0.38	7/31/2027	25,000	23,338
U.S. Treasury Notes	0.38	9/30/2027	30,000	27,905
U.S. Treasury Notes	0.38	12/31/2025	12,000	11,477
U.S. Treasury Notes	0.50	6/30/2027	20,000	18,816
U.S. Treasury Notes	0.50	3/15/2023	25,000	24,907
U.S. Treasury Notes	0.50	2/28/2026	25,000	23,960
U.S. Treasury Notes	0.50	4/30/2027	15,000	14,155
U.S. Treasury Notes	0.50	5/31/2027	35,000	32,967
U.S. Treasury Notes	0.63	5/15/2030	17,000	15,529
U.S. Treasury Notes	0.63	12/31/2027	15,000	14,092
U.S. Treasury Notes	0.63	3/31/2027	20,000	19,018
U.S. Treasury Notes	0.63	8/15/2030	25,000	22,773
U.S. Treasury Notes	0.75	4/30/2026	15,000	14,497
U.S. Treasury Notes	0.75	3/31/2026	15,000	14,511
U.S. Treasury Notes	0.88	6/30/2026	25,000	24,248
U.S. Treasury Notes	0.88	9/30/2026	25,000	24,187
U.S. Treasury Notes	0.88	11/15/2030	30,000	27,860
U.S. Treasury Notes	1.13	2/15/2031	21,000	19,893
U.S. Treasury Notes	1.25	8/15/2031	32,000	30,543
U.S. Treasury Notes	1.25	5/31/2028	25,000	24,290
U.S. Treasury Notes	1.38	2/15/2023	15,000	15,089
U.S. Treasury Notes	1.38	1/31/2025	25,000	24,992
U.S. Treasury Notes	1.38	8/31/2026	10,000	9,907
U.S. Treasury Notes	1.38	11/15/2031	25,000	24,092
U.S. Treasury Notes	1.50	2/15/2030	15,000	14,729
U.S. Treasury Notes	1.50	1/31/2027	20,000	19,897
U.S. Treasury Notes	1.50	11/30/2024	20,000	20,082

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 35.7% (continued)
United States - 33.4% (continued)
U.S. Treasury Notes	1.50	3/31/2023	25,000	25,186
U.S. Treasury Notes	1.50	8/15/2026	15,000	14,942
U.S. Treasury Notes	1.63	5/15/2031	20,000	19,764
U.S. Treasury Notes	1.63	5/15/2026	25,000	25,058
U.S. Treasury Notes	1.63	2/15/2026	10,000	10,033
U.S. Treasury Notes	1.63	11/30/2026	25,000	25,045
U.S. Treasury Notes	1.63	8/15/2029	25,000	24,817
U.S. Treasury Notes	1.75	12/31/2026	20,000	20,148
U.S. Treasury Notes	1.75	12/31/2024	15,000	15,165
U.S. Treasury Notes	1.88	6/30/2026	5,000	5,065
U.S. Treasury Notes	1.88	8/31/2024	55,000	55,810
U.S. Treasury Notes	2.00	2/15/2025	30,000	30,539
U.S. Treasury Notes	2.00	8/15/2025	25,000	25,441
U.S. Treasury Notes	2.00	6/30/2024	65,000	66,132
U.S. Treasury Notes	2.00	4/30/2024	50,000	50,859
U.S. Treasury Notes	2.00	5/31/2024	65,000	66,120
U.S. Treasury Notes	2.13	11/30/2024	30,000	30,640
U.S. Treasury Notes	2.13	7/31/2024	50,000	51,053
U.S. Treasury Notes	2.13	5/31/2026	10,000	10,232
U.S. Treasury Notes	2.13	9/30/2024	18,000	18,381
U.S. Treasury Notes	2.25	11/15/2025	10,000	10,270
U.S. Treasury Notes	2.25	10/31/2024	30,000	30,739
U.S. Treasury Notes	2.25	11/15/2024	45,000	46,120
U.S. Treasury Notes	2.25	3/31/2026	25,000	25,698
U.S. Treasury Notes	2.25	12/31/2024	25,000	25,633
U.S. Treasury Notes	2.38	5/15/2027	25,000	25,938
U.S. Treasury Notes	2.38	8/15/2024	25,000	25,676
U.S. Treasury Notes	2.38	5/15/2029	28,000	29,213
U.S. Treasury Notes	2.75	2/28/2025	20,000	20,815
U.S. Treasury Notes	2.75	2/15/2028	5,000	5,301
U.S. Treasury Notes	2.88	8/15/2028	25,000	26,768
U.S. Treasury Notes	2.88	5/15/2028	40,000	42,773
U.S. Treasury Notes	3.13	11/15/2028	10,000	10,888
United Parcel Service, Sr. Unscd. Notes	3.05	11/15/2027	15,000	15,798
Verizon Communications, Sr. Unscd. Notes	1.75	1/20/2031	15,000	13,690
Verizon Communications, Sr. Unscd. Notes	2.65	11/20/2040	10,000	8,941
Verizon Communications, Sr. Unscd. Notes	2.99	10/30/2056	5,000	4,388
Verizon Communications, Sr. Unscd. Notes	4.02	12/3/2029	20,000	21,745

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 35.7% (continued)
United States - 33.4% (continued)
Verizon Communications, Sr. Unscd. Notes	4.33	9/21/2028	10,000		11,024
Verizon Owner Trust, Ser. 2020-B, Cl. A	0.47	2/20/2025	5,000		4,973
Viacomcbs, Sr. Unscd. Debs.	5.85	9/1/2043	10,000		12,695
Visa, Sr. Unscd. Notes	3.15	12/14/2025	15,000		15,740
WW Grainger, Sr. Unscd. Notes	1.85	2/15/2025	10,000		10,030
Zoetis, Sr. Unscd. Notes	3.90	8/20/2028	15,000		16,204
Federal Home Loan Mortgage Corp.:
2.00%, 11/1/2036-3/1/2051			70,324	[c]	69,437
2.50%, 5/1/2035-8/1/2050			69,589	[c]	70,120
3.00%, 6/1/2035-6/1/2050			47,133	[c]	48,699
3.50%, 11/1/2047-7/1/2049			33,286	[c]	34,903
4.00%, 5/1/2049			6,090	[c]	6,432
5.00%, 10/1/2049			8,004	[c]	8,708
Federal National Mortgage Association:
1.50%			50,000	[c,d]	49,206
1.50%, 11/1/2050-6/1/2051			46,617	[c]	44,172
2.00%			300,000	[c,d]	293,967
2.00%, 9/1/2040-9/1/2051			87,995	[c]	86,270
2.50%, 11/1/2031-5/1/2051			95,991	[c]	96,581
2.50%			150,000	[c,d]	149,699
3.00%, 6/1/2034-6/1/2050			89,911	[c]	92,793
3.00%			50,000	[c,d]	51,082
3.50%, 9/1/2037-11/1/2049			82,240	[c]	86,314
4.00%, 1/1/2048-8/1/2049			60,672	[c]	64,402
4.50%, 8/1/2047-7/1/2048			28,090	[c]	30,217
5.50%, 9/1/2049			10,908	[c]	11,928
Government National Mortgage Association II:
2.00%			50,000	[d]	49,434
2.00%, 3/20/2051-7/20/2051			46,975		46,511
2.50%			75,000	[d]	75,475
2.50%, 7/20/2051			24,135		24,325
3.00%, 11/20/2045-8/20/2050			56,627		58,352
3.50%, 11/20/2046-6/20/2049			60,905		63,501
4.00%, 4/20/2049-10/20/2049			20,525		21,505
4.50%, 2/20/2049-6/20/2049			9,589		10,112
5.00%, 6/20/2049			5,269		5,636
				5,359,281
Uruguay - .1%
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	10,000		12,393
Total Bonds and Notes (cost $5,820,060)			5,736,515

Description	Shares		Value ($)
Common Stocks - 62.0%
Australia - 1.6%
Australia & New Zealand Banking Group	1,648		31,146
CSL	231	[e]	42,900
Dexus	8,860		64,818
Insurance Australia Group	15,930	[e]	47,965
National Australia Bank	1,126		21,713
Westpac Banking	3,342		48,230
		256,772
Canada - .4%
The Toronto-Dominion Bank	862		69,040
China - 2.3%
3SBio	64,000	[b,e]	50,639
Alibaba Group Holding	5,476	[e]	85,964
JD.com, Cl. A	99	[e]	3,692
Meituan, Cl. B	2,215	[b,e]	63,021
Ping An Insurance Group Company of China, Cl. H	4,500	[e]	35,267
Tencent Holdings	2,089	[e]	127,507
		366,090
Denmark - 1.3%
Chr. Hansen Holding	860		68,927
Novo Nordisk, Cl. B	214	[e]	21,423
Novozymes, Cl. B	1,020		70,049
Orsted	443	[b,e]	47,202
		207,601
France - 2.7%
BNP Paribas	820	[e]	58,599
Bureau Veritas	609	[e]	17,441
Danone	751	[e]	46,787
Kering	56		41,811
Legrand	743	[e]	75,614
L'Oreal	217	[e]	92,892
LVMH	25		20,556
Sanofi	821	[e]	85,344
		439,044
Germany - 2.2%
Allianz	81	[e]	20,746
Brenntag	852	[e]	72,469
Continental	565	[e]	54,093
Fresenius Medical Care & Co.	257	[e]	17,348
Infineon Technologies	2,444		99,835
SAP	675	[e]	83,572
		348,063

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 62.0% (continued)
Hong Kong - .5%
AIA Group	6,200	[e]	64,401
Link REIT	2,100		18,007
		82,408
Ireland - 2.4%
Accenture, Cl. A	376		132,946
Kerry Group, Cl. A	317		39,948
Medtronic	1,126		116,530
Trane Technologies	549		95,032
		384,456
Japan - 3.9%
Ebara	1,700		83,381
Fast Retailing	100		58,762
Honda Motor	1,700		49,908
KDDI	1,600		50,840
M3	800		30,662
Mitsubishi UFJ Financial Group	7,100		42,919
Nippon Telegraph & Telephone	600		17,099
Recruit Holdings	1,200		59,171
Sony Group	200		22,344
Sugi Holdings	300		17,597
Sumitomo Mitsui Financial Group	500		17,957
Suntory Beverage & Food	1,400		53,980
Takeda Pharmaceutical	1,200		34,760
Toyota Industries	200		15,628
Toyota Motor	3,700		73,213
		628,221
Netherlands - .7%
ASML Holding	115		78,660
Universal Music Group	710	[e]	17,636
Wolters Kluwer	200	[e]	20,376
		116,672
Norway - .5%
Mowi	3,532		86,738
Peru - .5%
Credicorp	588	[e]	84,213
South Africa - .3%
Naspers, Cl. N	245		39,743
South Korea - .3%
Samsung SDI	93		45,996
Spain - .6%
Banco Santander	15,934	[e]	55,853
Iberdrola	4,118		47,570
		103,423

Description	Shares		Value ($)
Common Stocks - 62.0% (continued)
Switzerland - 1.9%
Chubb	166		32,748
Lonza Group	68	[e]	46,807
Nestle	550	[e]	70,858
Roche Holding	53	[e]	20,493
Zurich Insurance Group	265	[e]	126,539
		297,445
Taiwan - .9%
Taiwan Semiconductor Manufacturing	6,000		136,638
United Kingdom - 5.9%
3i Group	1,127		20,997
Ascential	7,357	[e]	35,089
AstraZeneca	175	[e]	20,307
Aviva	18,839	[e]	111,070
Barclays	11,836	[e]	31,815
Barratt Developments	4,915	[e]	40,724
Bunzl	976		36,480
Ferguson	542	[e]	85,319
Genus	359		18,482
GlaxoSmithKline	1,031		22,816
HSBC Holdings	3,266	[e]	23,409
Informa	12,856	[e]	97,438
Linde	404		128,747
Prudential	2,110	[e]	35,488
RELX	1,930	[e]	59,157
Taylor Wimpey	27,885	[e]	57,097
Travis Perkins	5,109	[e]	103,324
Unilever	353		17,947
		945,706
United States - 33.1%
Abbott Laboratories	676		86,163
Adobe	136	[e]	72,665
Albemarle	323		71,299
Alphabet, Cl. C	79	[e]	214,404
Amazon.com	59	[e]	176,497
American Express	372		66,893
American Tower	254	[f]	63,881
Amgen	286		64,962
Apple	2,607		455,651
Applied Materials	855		118,144
AT&T	2,749		70,100
Automatic Data Processing	241		49,687
Becton Dickinson & Co.	80		20,331
Beyond Meat	601	[e]	39,143

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 62.0% (continued)
United States - 33.1% (continued)
Biogen	190	[e]	42,940
BlackRock	61		50,199
Booking Holdings	25	[e]	61,403
Bristol-Myers Squibb	1,033		67,031
Brixmor Property Group	2,293	[f]	58,150
Cigna	254		58,537
Citigroup	1,862		121,253
CME Group	100		22,950
CMS Energy	1,688		108,673
Colgate-Palmolive	594		48,975
Costco Wholesale	173		87,388
Dollar General	100		20,848
Ecolab	488		92,452
Eli Lilly & Co.	220		53,986
Emerson Electric	727		66,848
Eversource Energy	1,197		107,120
Fidelity National Information Services	541		64,877
Intel	1,341		65,468
Intuit	188		104,383
JPMorgan Chase & Co.	1,099		163,311
Laureate Education, Cl. A	4,361		55,167
Lowe's	261		61,948
Mastercard, Cl. A	401		154,938
Merck & Co.	1,674		136,398
Microsoft	1,328		412,981
Morgan Stanley	597		61,216
NIKE, Cl. B	421		62,337
Norfolk Southern	424		115,324
Otis Worldwide	959		81,927
PayPal Holdings	404	[e]	69,464
PepsiCo	451		78,258
Prologis	369	[f]	57,867
S&P Global	53		22,007
salesforce.com	432	[e]	100,496
Starbucks	496		48,767
Texas Instruments	566		101,591
The Estee Lauder Companies, Cl. A	161		50,198
The Home Depot	260		95,415
The PNC Financial Services Group	253		52,115
The Procter & Gamble Company	500		80,225
The TJX Companies	752		54,121
The Walt Disney Company	574	[e]	82,065
Thermo Fisher Scientific	104		60,455

Description		Shares	Value ($)
Common Stocks - 62.0% (continued)
United States - 33.1% (continued)
Union Pacific		266	65,050
United Parcel Service, Cl. B		110	22,243
Verizon Communications		455	24,220
Visa, Cl. A		353	79,838
			5,323,243
Total Common Stocks (cost $7,705,289)		9,961,512
Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 6.3%
Registered Investment Companies - 6.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,008,094)	0.09	1,008,094	[g] 1,008,094
Total Investments (cost $14,533,443)		104.0%	16,706,121
Liabilities, Less Cash and Receivables		(4.0%)	(643,119)
Net Assets		100.0%	16,063,002

REIT—Real Estate Investment Trust

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities were valued at $179,580 or 1.12% of net assets.

c The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

d Purchased on a forward commitment basis.

e Non-income producing security.

f Investment in real estate investment trust within the United States.

g Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Sustainable Balanced Fund

January 31, 2022 (Unaudited)

The following is a summary of the inputs used as of January 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	-	4,973		-	4,973
Corporate Bonds	-	1,609,473		-	1,609,473
Equity Securities - Common Stocks	5,982,499	3,979,013	††	-	9,961,512
Foreign Governmental	-	111,380		-	111,380
Investment Companies	1,008,094	-		-	1,008,094
U.S. Government Agencies Collateralized Municipal-Backed Securities	-	43,278		-	43,278
U.S. Government Agencies Mortgage-Backed	-	1,649,781		-	1,649,781
U.S. Government Agencies Obligations	-	62,942		-	62,942
U.S. Treasury Securities	-	2,254,688		-	2,254,688

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At January 31, 2022, accumulated net unrealized appreciation on investments was $2,172,678, consisting of $2,555,364 gross unrealized appreciation and $382,686 gross unrealized depreciation.

At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.